Putnam
Balanced
Fund

SEMIANNUAL REPORT

March 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]



The following report contains a list of your fund's portfolio holdings and complete financial statements for the six months ended 3/31/97. Additional details, including fund strategy, performance, and managers' outlook, will be provided in the annual report, which will cover the 12 months ended 9/30/97.



Portfolio of investments owned
March 31, 1997 (Unaudited)


COMMON STOCKS (64.6%) *
NUMBER OF SHARES                                                                                       VALUE
Aerospace and Defense (0.9%)
------------------------------------------------------------------------------------------------------------
            200  Boeing Co.                                                                       $   19,725

Banks (1.4%)
------------------------------------------------------------------------------------------------------------
            200  Barnett Banks, Inc.                                                                   9,300
            200  Citicorp                                                                             21,650
                                                                                                  ----------
                                                                                                      30,950

Biotechnology (0.5%)
------------------------------------------------------------------------------------------------------------
            200  Quintiles Transnational Corp. +                                                      10,775

Business Equipment and Services (4.1%)
------------------------------------------------------------------------------------------------------------
            300  Adaptec, Inc. +                                                                      10,725
            300  APAC Teleservices, Inc. +                                                             7,800
            200  BMC Software, Inc. +                                                                  9,225
            300  Cisco Systems, Inc. +                                                                14,438
            200  Compaq Computer Corp. +                                                              15,325
            500  EMC Corp. +                                                                          17,750
            400  Gartner Group, Inc. Class A +                                                         8,650
            200  Paychex, Inc.                                                                         8,225
                                                                                                  ----------
                                                                                                      92,138

Chemicals (1.4%)
------------------------------------------------------------------------------------------------------------
            500  Monsanto Co.                                                                         19,125
            300  Praxair, Inc.                                                                        13,463
                                                                                                  ----------
                                                                                                      32,588

Computer Services and Software (5.1%)
------------------------------------------------------------------------------------------------------------
            200  Citrix Systems, Inc. +                                                                2,650
            550  Computer Associates Intl., Inc.                                                      21,381
            400  Equifax, Inc.                                                                        10,900
            300  HBO & Co.                                                                            14,250
            400  Microsoft Corp. +                                                                    36,675
            300  Parametric Technology Corp. +                                                        13,538
            400  PeopleSoft, Inc. +                                                                   16,000
                                                                                                  ----------
                                                                                                     115,394

Conglomerates (2.6%)
------------------------------------------------------------------------------------------------------------
            600  General Electric Co.                                                                 59,550

Consumer Non Durables (7.1%)
------------------------------------------------------------------------------------------------------------
            300  Avon Products, Inc.                                                                  15,750
            100  Clorox Co.                                                                           11,213
            400  Gillette Co.                                                                         29,050
            400  Nike, Inc.                                                                           24,800
            400  Philip Morris Cos., Inc.                                                             45,650
            300  Procter & Gamble Co.                                                                 34,500
                                                                                                  ----------
                                                                                                     160,963

Consumer Services (0.7%)
------------------------------------------------------------------------------------------------------------
            300  Marriott International, Inc.                                                         14,925

Education (0.3%)
------------------------------------------------------------------------------------------------------------
            300  Apollo Group, Inc. Class A +                                                          7,350

Electronics and Electrical Equipment (6.0%)
------------------------------------------------------------------------------------------------------------
            300  Diebold, Inc.                                                                        11,288
            300  Honeywell, Inc.                                                                      20,363
            500  Intel Corp.                                                                          69,563
            200  KLA Instruments Corp. +                                                               7,300
            200  Motorola, Inc.                                                                       12,075
            300  Symbol Technologies, Inc.                                                            14,475
                                                                                                  ----------
                                                                                                     135,064

Energy-Related (1.8%)
------------------------------------------------------------------------------------------------------------
            200  AES Corp. +                                                                          11,200
            400  Baker Hughes, Inc.                                                                   15,350
            200  Halliburton Co.                                                                      13,550
                                                                                                  ----------
                                                                                                      40,100

Entertainment (1.3%)
------------------------------------------------------------------------------------------------------------
            400  Disney (Walt) Productions, Inc.                                                      29,200

Environmental Control (0.6%)
------------------------------------------------------------------------------------------------------------
            400  USA Waste Services, Inc. +                                                           14,200

Food and Beverages (5.5%)
------------------------------------------------------------------------------------------------------------
            400  Campbell Soup Co.                                                                    18,550
          1,100  Coca-Cola Co.                                                                        61,463
            400  Coca-Cola Enterprises, Inc.                                                          22,950
            400  ConAgra, Inc.                                                                        21,700
                                                                                                  ----------
                                                                                                     124,663

Health Care (3.8%)
------------------------------------------------------------------------------------------------------------
            700  Abbott Laboratories                                                                  39,288
            300  Cardinal Health, Inc.                                                                16,313
          1,000  HEALTHSOUTH Corp.                                                                    19,125
            200  Oxford Health Plans, Inc. +                                                          11,725
                                                                                                  ----------
                                                                                                      86,451
Insurance and Finance (3.8%)
------------------------------------------------------------------------------------------------------------
            200  American Express Co.                                                                 11,975
            200  American International Group, Inc.                                                   23,475
            200  Franklin Resources, Inc.                                                             10,200
            425  MBNA Corp.                                                                           11,847
            300  SunAmerica, Inc.                                                                     11,288
            333  Travelers, Inc.                                                                      15,942
                                                                                                  ----------
                                                                                                      84,727

Medical Supplies and Devices (1.1%)
------------------------------------------------------------------------------------------------------------
            700  Omnicare, Inc.                                                                       16,450
            300  U.S. Surgical Corp.                                                                   9,150
                                                                                                  ----------
                                                                                                      25,600

Oil and Gas (0.5%)
------------------------------------------------------------------------------------------------------------
            200  Sonat, Inc.                                                                          10,900

Pharmaceuticals (8.2%)
------------------------------------------------------------------------------------------------------------
            600  Bristol-Myers Squibb Co.                                                             35,400
            600  Johnson & Johnson                                                                    31,725
            400  Lilly (Eli) & Co.                                                                    32,900
            700  Merck & Co., Inc.                                                                    58,975
            300  Warner-Lambert Co.                                                                   25,950
                                                                                                  ----------
                                                                                                     184,950

Retail (6.0%)
------------------------------------------------------------------------------------------------------------
            400  Consolidated Stores Corp.                                                            14,100
            300  Jones Apparel Group, Inc.                                                            11,138
            400  Nautica Enterprises, Inc. +                                                          10,050
            700  Revco D.S., Inc. +                                                                   28,350
            300  Rite Aid Corp.                                                                       12,600
            500  Sears, Roebuck & Co.                                                                 25,125
            400  TJX Cos., Inc. (The)                                                                 17,100
            400  Walgreen Co.                                                                         16,750
                                                                                                  ----------
                                                                                                     135,213

Telecommunications (1.9%)
------------------------------------------------------------------------------------------------------------
            200  Ascend Communications, Inc. +                                                         8,150
            300  Cascade Communications Corp. +                                                        7,913
            300  Cincinnati Bell, Inc.                                                                16,950
            300  Tellabs, Inc.                                                                        10,838
                                                                                                  ----------
                                                                                                      43,851
                                                                                                  ----------
                 Total Common Stocks (cost $1,368,010)                                             1,459,277

U.S. Government Agency Mortgage Pass-Through Certificates (7.1%)                                       VALUE
------------------------------------------------------------------------------------------------------------
       $ 20,791  Federal National Mortgage Association 6s, Dwarf,
                   January 1, 2009                                                                $   19,544
         10,000  Federal National Mortgage Association 5.94s,
                   December 12, 2005                                                                   9,188
                 Government National Mortgage Association
         35,088    7 1/2s, January 15, 2024                                                           34,639
         79,952    7s, with various due dates from February 15, 2026
                   to January 15, 2027                                                                76,255
         20,960    6s, Midget, January 15, 2008                                                       19,762
                                                                                                  ----------
                                                                                                     159,388

U.S. Treasury Obligations (8.5%)
------------------------------------------------------------------------------------------------------------
                 U.S. Treasury Bonds
          3,000    11 5/8s, November 15, 2004                                                          3,825
         13,000    10 3/4s, August 15, 2005                                                           16,094
                 U.S. Treasury Notes
         46,000    11 7/8s, November 15, 2003                                                         58,039
          5,000    6 7/8s, May 15, 2006                                                                4,972
          4,000    6 1/2s, October 15, 2006                                                            3,876
         16,000    6 1/4s, February 15, 2007                                                          15,248
         15,000    6 1/4s, February 28, 2002                                                          14,684
         10,000    6 1/4s, January 31, 2002                                                            9,783
         10,000    5 7/8s, January 31, 1999                                                            9,906
         56,000    5 5/8s, November 30, 1998                                                          55,353
                                                                                                  ----------
                                                                                                     191,780
                                                                                                  ----------
                 Total U.S. Government and Agency Obligations
                   (cost $362,694)                                                                $  351,168

CORPORATE BONDS AND NOTES (11.1%) *
PRINCIPAL AMOUNT                                                                                       VALUE

Banks (0.8%)
------------------------------------------------------------------------------------------------------------
        $ 5,000  Abbey National First Capital PLC sub. notes 7.35s, 2049
                   (United Kingdom)                                                               $    4,873
          5,000  Advanta National Bank sr. notes 7.02s, 2001                                           4,826
          5,000  Bangkok Bank Public Co. 144A sub. notes 8 1/4s, 2016
                   (Thailand)                                                                          4,795
          5,000  First National Bank of Omaha sub. notes 7.32s, 2010                                   4,676
                                                                                                  ----------
                                                                                                      19,170

Broadcasting (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  News America Holdings, Inc. deb. 7.7s, 2025                                           4,555

Cable Television (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Continental Cablevision, Inc. sr. deb. 9 1/2s, 2013                                   5,534

Entertainment (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  Time Warner Entertainment Co. deb. 7 1/4s, 2008                                       4,750
          5,000  Time Warner Entertainment notes 8 7/8s, 2012                                          5,297
                                                                                                  ----------
                                                                                                      10,047

Health Care (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Tenet Healthcare Corp. sr. notes 8s, 2005                                             4,863

Insurance and Finance (3.3%)
------------------------------------------------------------------------------------------------------------
          5,000  Bangkok Bank Public Co. 144A sub. notes 8 3/8s, 2027
                   (Hong Kong)                                                                         4,779
          5,000  Conseco Inc. sr. notes 10 1/2s, 2004                                                  5,742
          5,000  Executive Risk Capital Trust 144A company guaranty
                   8.675s, 2027                                                                        4,859
          5,000  First Financial Caribbean Corp. sr. notes 7.84s, 2006                                 4,879
          5,000  Firstar Capital Trust I 144A bonds 8.32s, 2026                                        4,926
          5,000  Ford Motor Credit Corp. notes 8.2s, 2002                                              5,188
          5,000  Lehman Bros Holdings, Inc. med. term notes 6.4s, 1999                                 4,923
          5,000  Markel Capital Trust I 144A company guaranty 8.71s, 2046                              4,924
          5,000  Peoples Bank- Bridgeport sub. notes 7.2s, 2006                                        4,798
          5,000  Phoenix Home Life Mutual Insurance Co.
                   144A notes 6.95s, 2006                                                              4,737
          5,000  Rodamco N.V. notes 7 3/4s, 2015 (Netherlands)                                         4,983
          5,000  Southern Investments Service Co. sr. notes 6.8s, 2006
                   (United Kingdom)                                                                    4,745
          5,000  Tig Capital Trust I 144A bonds 8.597s, 2027                                           4,927
          5,000  Trenwick Capital Trust 144A bonds 8.82s, 2037                                         4,931
          5,000  Webster Financial Corp. sr. notes 8 3/4s, 2000                                        4,997
                                                                                                  ----------
                                                                                                      74,338

Metals and Mining (0.7%)
------------------------------------------------------------------------------------------------------------
         10,000  Noranda Inc. notes 7s, 2005 (Canada)                                                  9,581
          4,000  PT Alatief Freeport sr. notes 9 3/4s, 2001 (Netherlands)                              4,304
                                                                                                  ----------
                                                                                                      13,885

Oil and Gas (0.7%)
------------------------------------------------------------------------------------------------------------
          5,000  Gulf Canada Resources, Ltd. sr. notes 8.35s, 2006 (Canada)                            5,188
          5,000  Husky Oil Ltd. deb. 7.55s, 2016 (Canada)                                              4,796
          5,000  Petroliam Nasional Berhad 144A notes 7 1/8s, 2005
                   (Malaysia)                                                                          4,896
                                                                                                  ----------
                                                                                                      14,880

Real Estate (0.7%)
------------------------------------------------------------------------------------------------------------
          5,000  Health Care Property Investors, Inc. sr. notes 6 1/2s, 2006                           4,600
          5,000  Meditrust Corp. med. term notes 7.3s, 2006 (R)                                        4,801
          5,000  Sun Communities, Inc. sr. notes 7 5/8s, 2003 (R)                                      5,013
                                                                                                  ----------
                                                                                                      14,414

Retail (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Federated Department Stores, Inc. sr. notes 8 1/2s, 2003                              5,164

Telecommunications (0.3%)
------------------------------------------------------------------------------------------------------------
          7,000  Telekom Malaysia Berhad (New) 144A deb. 7 7/8s, 2025
                   (Malaysia)                                                                          6,879
Tobacco (0.4%)
------------------------------------------------------------------------------------------------------------
          5,000  RJR Nabisco, Inc. notes 8 3/4s, 2005                                                  4,937
          5,000  Sampoerna International Finance Co. 144A company
                   guaranty 8 3/8s, 2006 (Indonesia)                                                   4,987
                                                                                                  ----------
                                                                                                       9,924

Transportation (0.2%)
------------------------------------------------------------------------------------------------------------
          5,000  Burlington Northern Santa Fe notes 6 3/8s, 2005                                       4,629

Utilities (2.8%)
------------------------------------------------------------------------------------------------------------
          5,000  Arizona Public Service Co. sr. notes 6 3/4s, 2006                                     4,742
          5,000  California Energy Corp. disc. notes stepped-coupon
                   10 1/4s, (10 1/4s, 1/15/97), 2005 ++                                                5,438
         10,000  Citizens Utilities Co. bonds 7.68s, 2034                                             10,573
          5,000  El Paso Electric Co. 1st mtge. Ser. B, 7 3/4s, 2001                                   4,984
          5,000  Enersis S.A. notes 7.4s, 2016 (Chile)                                                 4,675
          5,000  Enersis S.A. notes 6.6s, 2026 (Chile)                                                 4,772
          5,000  Israel Electric Corp., Ltd. 144A sr. notes 7 1/4s, 2006 (Israel)                      4,823
          2,945  Midland Cogeneration Ventures (L.P.) deb. 10.33s, 2002                                3,122
          4,293  Northeast Utilities System notes Ser. B, 8.38s, 2005                                  4,106
          5,000  Texas New-Mexico Power Utilities 1st mtge. 9 1/4s, 2000                               5,235
          5,000  Texas Utilities Electric Capital Trust V company guaranty
                   8.175s, 2037                                                                        4,852
          5,000  US West Capital Funding, Inc. company guaranty 6.95s, 2037                            4,879
                                                                                                  ----------
                                                                                                      62,201
                                                                                                  ----------
                 Total Corporate Bonds and Notes
                   (cost $254,945)                                                                $  250,483

FOREIGN GOVERNMENT BONDS AND NOTES (2.5%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
CAD       5,000  Canada (Government of) deb. Ser. A55, 8s, 2023                                   $    3,905
CAD       7,000  Canada (Government of) bonds Ser. WD27, 4s, 1999                                      4,973
USD      10,000  Quebec (Province of) deb. Ser. NN, 7 1/8s, 2024                                       9,049
USD       6,000  Bank of Foreign Economic Affairs of Russia
                   (Vnesheconombank) principal loan FRN 2020 + ## +++                                  3,368
ZAR      15,000  South Africa (Republic of) bonds Ser. 153, 13s, 2010                                  2,946
GBP       5,000  United Kingdom Treasury bonds 7s, 2002                                                8,074
GBP      15,000  United Kingdom Treasury bonds 7 1/2s, 2006                                           24,354
                                                                                                  ----------
                 Total Foreign Government Bonds and Notes
                   (cost $57,807)                                                                 $   56,669

COLLATERALIZED MORTGAGE OBLIGATIONS (1.9%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        $ 5,788  Chase Mortgage Finance Corp. Ser. 93-3, Class B13,
                   7.4622s, 2024                                                                  $    3,511
          5,762  Housing Securities Inc. Ser. 93-F, Class F9M2, 7s, 2023                               5,409
          4,858  Prudential Home Mortgage Securities Ser. 93-31, Class B2,
                   6s, 2000                                                                            3,775
          6,423  Prudential Home Mortgage Securities 144A Ser. 95-C,
                   Class 1B1, 7.5643s, 2001                                                            6,351
         23,701  Ryland Mortgage Securities Corp. Ser. 94-7C, Class B1,
                   7.3586s, 2025                                                                      22,849
                                                                                                  ----------
                 Total Collateralized Mortgage Obligations
                   (cost $41,625)                                                                 $   41,895

ASSET-BACKED SECURITIES (0.4%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        $10,000  Railcar Leasing L.L.C. Ser. 1, Class A1, 6 3/4s, 2006                            $    9,788
                                                                                                  ----------
                 Total Asset-Backed Securities (cost $9,930)                                      $    9,788

BRADY BONDS (0.3%) *
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        $ 2,940  Argentina (Republic of) deb 6.75s, 2005                                          $    2,628
          4,000  Brazil (Republic of) FRB 6.875s, 2024                                                 3,200
                                                                                                  ----------
                 Total Brady Bonds (cost $5,924)                                                  $    5,828
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $2,100,935) ***                                          $2,175,108
------------------------------------------------------------------------------------------------------------

   * Percentages indicated are based on net assets of $2,257,635.

 *** The aggregate identified cost on a tax basis is $2,090,126,



     resulting in gross unrealized appreciation and depreciation of $180,504 and $95,522, respectively, or net unrealized appreciation of $84,982.

   + Non-income-producing security.

  ## When-issued securities. (Note 1). The coupon rate will be LIBOR plus 13/16.

 ++ The interest rate and date shown parenthetically represent the new interest rate to be paid and the date the fund will begin receiving interest income at this rate.

 +++ A portion of the income will be received in additional securities.

 (R) Real Estate Investment Trust.

     144A after the name of a security represents those exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

     The rates shown on Floating Rate Bonds (FRB) and Floating Rate Notes
     (FRN) are the current interest rates shown at March 31, 1997, which are subject to change based on the terms of the security.

The accompanying notes are an integral part of these financial statements.





Forward Currency Contracts to Buy at March 31, 1997
(aggregate face value: $62,498)

                                                                                Unrealized
                                               Aggregate Face     Delivery     Appreciation/
                               Market Value         Value           Date      (Depreciation)
-------------------------------------------------------------------------------------------
Australian Dollars                  $15,695           $15,605      6/18/97             $ 90
Canadian Dollar                       1,815             1,846      6/18/97              (31)
Deutschemarks                        45,296            45,047      6/18/97              249
-------------------------------------------------------------------------------------------
                                                                                       $308
-------------------------------------------------------------------------------------------

Forward Currency Contracts to Sell at March 31, 1997
(aggregate face value: $73,306)

                                   Market      Aggregate Face     Delivery      Unrealized
                                   Value            Value             Date      Depreciation
-------------------------------------------------------------------------------------------
British Pounds                      $31,845           $31,362      6/18/97            $(483)
Deutschemarks                        22,173            21,819      6/18/97             (354)
Japanese Yen                         20,128            20,125      6/18/97               (3)
-------------------------------------------------------------------------------------------
                                                                                      $(840)
-------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Statement of assets and liabilities
March 31, 1997 (Unaudited)

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $2,100,935) (Note 1)                                                   $ 2,175,108
---------------------------------------------------------------------------------------------------
Cash                                                                                         52,531
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                            13,212
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                              103,813
---------------------------------------------------------------------------------------------------
Receivable for open forward currency contracts                                                  378
---------------------------------------------------------------------------------------------------
Receivable for closed forward currency contracts                                                504
---------------------------------------------------------------------------------------------------
Receivable from Manager (Note 2)                                                              7,078
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    5,419
---------------------------------------------------------------------------------------------------
Total assets                                                                              2,358,043

Liabilities
---------------------------------------------------------------------------------------------------
Payable for securities purchased                                                             81,391
---------------------------------------------------------------------------------------------------
Payable for investor servicing and custodian fees (Note 2)                                      172
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   832
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                     10
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    6,425
---------------------------------------------------------------------------------------------------
Payable for open forward currency contracts                                                     910
---------------------------------------------------------------------------------------------------
Payable for closed forward currency contracts                                                   295
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       10,373
---------------------------------------------------------------------------------------------------
Total liabilities                                                                           100,408
---------------------------------------------------------------------------------------------------
Net assets                                                                               $2,257,635

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1 and 4)                                                          $2,043,210
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 14,004
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investment and
foreign currency transactions (Note 1)                                                      126,780
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies.                                                73,641
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $2,257,635

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value per share ($2,257,635 divided by
232,542 shares)*                                                                              $9.71
---------------------------------------------------------------------------------------------------
Offering Price (100/94.25 of $9.71)                                                          $10.30
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000.  On sales of $50,000 or more and on group sales the offering price is  reduced.

The accompanying notes are an integral part of these financial statements.





Statement of operations
Six months ended March 31,1997 (Unaudited)

Investment income:
--------------------------------------------------------------------------------------------------
Interest                                                                                  $ 25,412
--------------------------------------------------------------------------------------------------
Dividends                                                                                    7,951
--------------------------------------------------------------------------------------------------
Total investment income                                                                     33,363

Expenses:
Compensation of Manager (Note 2)                                                             7,530
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               2,177
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            1,827
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                20
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 177
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      4,406
--------------------------------------------------------------------------------------------------
Registration fees                                                                               92
--------------------------------------------------------------------------------------------------
Auditing                                                                                     3,972
--------------------------------------------------------------------------------------------------
Legal                                                                                        2,696
--------------------------------------------------------------------------------------------------
Other                                                                                            8
--------------------------------------------------------------------------------------------------
Fees waived  and reimbursed by Manager (Note 2)                                            (14,608)
--------------------------------------------------------------------------------------------------
Total expenses                                                                               8,297
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (2,005)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                 6,292
--------------------------------------------------------------------------------------------------
Net investment income                                                                       27,071
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                           134,497
--------------------------------------------------------------------------------------------------
Net realized gain on foreign currency transactions (Note 1)                                  1,523
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of  assets and liabilities in
foreign currencies during the period                                                          (545)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments during the period                              (125,038)
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                     10,437
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $ 37,508
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.





Statement of changes in net assets

                                                                                   Six months ended         Year ended
                                                                                           March 31       September 30
                                                                                              1997*               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   27,071         $   56,769
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                               136,020            272,666
----------------------------------------------------------------------------------------------------------------------
Net unrealized depreciation of investments and
assets and liabilities in foreign currencies                                               (125,583)           (37,540)
----------------------------------------------------------------------------------------------------------------------
Net increase  in net assets resulting from operations                                        37,508            291,895
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (55,800)           (64,485)
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                      (258,025)          (119,022)
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           288,408            186,093
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                 12,091            294,481

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period                                                                       2,245,544          1,951,063
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $14,004 and $42,733, respectively)                                             $2,257,635         $2,245,544
----------------------------------------------------------------------------------------------------------------------
* Unaudited

The accompanying notes are an integral part of these financial statements.





Financial highlights
(For a share outstanding throughout the period)


-------------------------------------------------------------------------------------------------------------------------------
                                                                                   Six months
                                                                                     ended                       For the period
Per-share                                                                           March 31       Year ended     Jan. 3, 1995+
operating performance                                                             (Unaudited)        Sept. 30      to Sept. 30
-------------------------------------------------------------------------------------------------------------------------------
                                                                                       1997               1996             1995
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                  $11.03             $10.56            $8.50
-------------------------------------------------------------------------------------------------------------------------------
Investment operations
-------------------------------------------------------------------------------------------------------------------------------
Net investment income (a)                                                               .12                .29              .23
-------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                     .10               1.18             1.83
-------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                   .22               1.47             2.06
-------------------------------------------------------------------------------------------------------------------------------
Less distributions:
-------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                      (.27)              (.35)              --
-------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                        (1.27)              (.65)              --
-------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                   (1.54)             (1.00)              --
-------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                         $9.71             $11.03           $10.56

Ratios and supplemental data
-------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(b)                                                              1.65*             15.01            24.24*
-------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                       $2,258             $2,246           $1,951
-------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(a)(c)                                                            .36*               .73              .54*
-------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(a)                                                           1.17*              2.72             2.44*
-------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                78.15*            170.75            95.15*
-------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid (d)                                                                        $.0503             $.0544
-------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Reflects an expense limitation during the period ( Note 2). As a result of  such limitation, expenses of the fund for the periods ended September 30, 1995 ,1996 and March 31,1997  reflect a reduction of $0.23, $0.15, and $0.06 per share,  respectively.

(b) Total investment return assumes dividend reinvestment and does not reflect the effect of sales charges.

(c) The ratio of expenses to average net assets includes amounts paid through expense offset arrangements (Note 2).

(d) Average commission rate paid on security trades is presented for fiscal periods beginning on or after September 1, 1995.




Notes to financial statements
March 31, 1997 (Unaudited)

Note 1
Significant accounting policies

Putnam Balanced Fund (the "fund") is one of a series of Putnam Investment Funds (the "Trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-end management investment company. The objective of the fund is to seek capital growth and current income.

The following is a summary of significant accounting policies consistently followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or, if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Market quotations are not considered to be readily available for long term corporate bonds and notes; such investments are stated at fair market value on the basis of valuations furnished by a pricing service, approved by the Trustees, which determines valuations for normal, institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships between securities that are generally recognized by institutional traders. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value, and other investments are stated at fair market value following procedures approved by the Trustees.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies and certain other accounts managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed).

Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

Securities purchased or sold on a when-issued or delayed delivery basis may be settled a month or more after the trade date; interest income is accrued based on the terms of the security. Losses may arise due to changes in the market value of the underlying securities or if the counterparty does not perform under the contract.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net unrealized gains and losses on foreign currency transactions arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Forward currency contracts The fund may engage in forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date, to protect against a decline in value relative to the U.S. dollar of the currencies in which its portfolio securities are denominated or quoted (or an increase in the value of a currency in which securities a fund intends to buy are denominated, when a fund holds cash reserves and short-term investments). The U.S. dollar value of forward currency contracts is determined using forward currency exchange rates supplied by a quotation service. The market value of the contract will fluctuate with changes in currency exchange rates. The contract is "marked to market" daily and the change in market value is recorded as an unrealized gain or loss. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.

G) Federal taxes It is the policy of the fund to distribute all of its income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held nor for excise tax on income and capital gains.

H) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid at least annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations.

I) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

J) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $6,425. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.65% of the first $500 million of average net assets, 0.55% of the next $500 million, 0.50% of the next $500 million, 0.45% of the $5 billion, 0.425% of the next $5 billion, 0.405% of the next $5 billion, 0.39% of the next $5 billion and 0.38% of any excess thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through May 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 0.70% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the six months ended March 31, 1997, fund expenses were reduced by $2,005 under expense offset arrangements with PFTC. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $100 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. Currently, no payments are being made under the plan.

Note 3
Purchase and sales of securities

During the six months ended March 31, 1997, purchases and sales of investment securities other than U.S. government obligations and short-term investments aggregated $1,368,882 and $1,271,040, respectively. Purchases and sales of U.S. government obligations aggregated $405,016 and $474,209, respectively. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At March 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Putnam Investment Management, Inc. owned 224,379 shares of the fund (96.5% of shares outstanding) valued at $2,178,720. Transactions in capital shares were as follows:

                                         Six months ended
                                          March 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                              52         $    550
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        31,411          312,858
------------------------------------------------------------
                                     31,463          313,408

Shares
repurchased                          (2,556)         (25,000)
------------------------------------------------------------
Net increase                         28,907         $288,408
------------------------------------------------------------

                                            Year ended
                                         September 30, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           1,591         $ 16,290
------------------------------------------------------------
Shares issued in
connection with
reinvestment of
distributions                        18,629          183,507
------------------------------------------------------------
                                     20,220          199,797

Shares
repurchased                          (1,321)         (13,704)
------------------------------------------------------------
Net increase                         18,899         $186,093
------------------------------------------------------------



Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Peter Carman
Vice President

Brett C. Browchuk
Vice President

Gary N. Cobson
Vice President

William J. Curtin
Vice President

John J. Morgan, Jr.
Vice President

David J. Santos
Vice President and Fund Manager

Kenneth J. Taubes
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam Balanced Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information, or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at the Putnam Investments website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution, are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board or any other agency, and involve risk, including the possible loss of principal amount invested.

32904/318   5/97